UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund:    BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2014

Date of reporting period: 08/31/2013

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2013 (Unaudited)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
Alabama 21st Century Authority, Refunding RB, Tobacco Settlement, Series A, 5.00%, 6/01/21	$1,000	$1,096,840
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/34	750	832,665

		1,929,505
Arizona — 1.8%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/22	1,550	1,645,480
City of Tucson Arizona, COP, Refunding (AGC), 4.00%, 7/01/20	1,500	1,590,630
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, San Juan Project, Series A, 4.95%, 10/01/20	1,500	1,565,475
Phoenix Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/18	1,000	1,176,470
Pinal County Electric District No. 3, Refunding RB, Electric System, 4.00%, 7/01/23	1,620	1,631,907
Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/19	2,000	2,195,780
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	500	517,610
University Medical Center Corp., Refunding RB, 5.00%, 7/01/21	2,740	2,899,057

		13,222,409
Arkansas — 0.4%
County of Benton Arkansas Public Facilities Board, RB, BCCSO Project, Series A, 5.00%, 6/01/22	785	791,853
University of Arkansas, Refunding RB, Various Facilities, UAMS Campus, 5.00%, 11/01/23	1,615	1,841,455

		2,633,308
Municipal Bonds	Par (000)	Value
California — 11.3%
Anaheim California Public Financing Authority, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	$5,000	$5,697,300
California County Tobacco Securitization Agency, RB, Los Angeles County Securitization, Series A, 5.25%, 6/01/21	3,750	3,573,938
California Health Facilities Financing Authority, Refunding RB, Series A:
City of Hope, 5.00%, 11/15/22	1,600	1,763,456
City of Hope, 5.00%, 11/15/23	1,000	1,083,050
Los Angeles Children’s Hospital, 5.00%, 11/15/22	1,500	1,594,170
Los Angeles Children’s Hospital, 5.00%, 11/15/23	1,000	1,046,020
California HFA, RB, S/F Home Mortgage, AMT:
Series E, 4.70%, 8/01/24	820	766,274
Series I, 4.60%, 8/01/21	290	282,359
Series K, 4.55%, 8/01/21	240	232,898
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, AMT (NPFGC):
Series A, 4.75%, 12/01/23	4,105	4,170,270
Series C, 4.75%, 12/01/23	1,000	1,015,900
California State Public Works Board, Refunding LRB, Various Capital Projects, Series G, 5.00%, 11/01/22	1,000	1,111,330
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.00%, 3/01/24	3,655	3,833,583
5.00%, 3/01/25	1,260	1,301,668
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1, 5.00%, 6/01/16	3,000	3,241,410
Imperial Irrigation District, Refunding RB, Water System (a):
4.00%, 7/01/21	1,645	1,821,459
4.00%, 7/01/21	1,090	1,206,924
Los Angeles California Unified School District, GO, Refunding, Series A-1 (NPFGC), 4.50%, 7/01/25	6,735	7,033,630
Palomar Community College District, GO, CAB, Election of 2006, Series B, 4.47%, 8/01/23 (b)	3,950	2,547,118

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2013	1

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (b):
3.01%, 8/01/19	$315	$263,995
3.37%, 8/01/20	225	178,517
Southern California Public Power Authority, RB, Project No. 1, Series A, 5.25%, 11/01/19	2,445	2,681,211
State of California, GO, Refunding, Various Purposes:
5.00%, 9/01/22	9,500	10,814,990
5.00%, 10/01/22	1,265	1,440,329
5.00%, 10/01/23	15,000	16,959,000
3.00%, 2/01/24	7,990	7,488,148

		83,148,947
Colorado — 1.2%
City & County of Denver Colorado Airport System, ARB, Series D, AMT (AMBAC), 7.75%, 11/15/13	885	898,098
Colorado Educational & Cultural Facilities Authority, RB, Charter Littleton Preparatory School, 5.00%, 12/01/22	200	196,070
Commerce City Colorado-Northern Infrastructure General Improvement District, GO, Refunding (AGM):
5.00%, 12/01/22	600	673,560
5.00%, 12/01/23	1,000	1,108,450
Denver Urban Renewal Authority, Refunding, Tax Allocation, Stapleton, Senior-Series A-1, 5.00%, 12/01/23	5,000	5,367,150
Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds, 4.00%, 12/01/23	1,000	909,220

		9,152,548
Connecticut — 1.0%
Connecticut State Health & Educational Facility Authority, Refunding RB:
Connecticut College Issue, Series I, 2.63%, 7/01/23	210	191,847
Connecticut College Issue, Series I, 2.75%, 7/01/24	225	201,751
Lawrence & Memorial Hospital, Series F, 4.00%, 7/01/25	600	591,072
Loomis Chaffee School (AGM), 5.00%, 7/01/22	515	563,472
Municipal Bonds	Par (000)	Value
Connecticut (concluded)
Connecticut State Health & Educational Facility Authority, Refunding RB (concluded):
Loomis Chaffee School (AGM), 5.00%, 7/01/24	$225	$240,154
State of Connecticut, GO, Series D, 5.00%, 11/01/23	5,000	5,591,400

		7,379,696
Florida — 3.9%
County of Broward Florida Airport System, ARB, Series Q-2, AMT, 5.00%, 10/01/22	1,605	1,746,946
County of Broward Florida School Board, COP, Refunding, Series A (AGM), 5.00%, 7/01/24	7,000	7,520,240
County of Lee Florida, Refunding ARB, Series A, AMT, 5.50%, 10/01/23	3,305	3,565,798
County of Miami-Dade Florida, Refunding RB, Special Obligation, Sub-Series A, 5.00%, 10/01/23	750	816,180
County of Miami-Dade Florida Water & Sewer System, Refunding RB, Series B (AGM), 5.25%, 10/01/22	2,000	2,273,680
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, Inc. Project, 4.00%, 6/01/22	500	474,090
Florida State Board of Governors, RB, Florida State University Dormitory, Series A:
5.00%, 5/01/22	2,050	2,333,556
5.00%, 5/01/23	2,155	2,442,800
Orlando Utilities Commission, Refunding RB, Utility System, Series A, 5.00%, 10/01/20	2,000	2,316,820
Sterling Hill Community Development District, Refunding RB, Special Assessment, Series B, 5.50%, 11/01/10 (c)(d)	155	99,800
Tolomato Community Development District, Refunding, Special Assessment, CAB:
Series A-2, 6.61%, 5/01/39 (e)	150	110,414
Series A-3, 6.61%, 5/01/40 (e)	360	216,022
Series A-4, 6.61%, 5/01/40 (e)	190	84,409

2	BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2013

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Tolomato Community Development District, Refunding, Special Assessment (concluded):
Series A-1, 6.38%, 5/01/17	$395	$375,487
Tolomato Community Development District, Remarketed (c)(d):
Series 1, 6.38%, 5/01/17	25	24,376
Series 2, 6.38%, 5/01/17	1,290	533,105
Series 3, 6.38%, 5/01/17	425	4
Village Community Development District No. 10, Special Assessment, Sumter County, 4.50%, 5/01/23	3,875	3,600,882

		28,534,609
Georgia — 0.4%
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 5.00%, 2/15/14	1,050	1,050,536
Medical Center Hospital Authority, Refunding RB, Columbus Regional Healthcare (AGM), 4.00%, 8/01/22	1,580	1,606,591

		2,657,127
Guam — 0.2%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	570	581,161
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	500	516,100

		1,097,261
Idaho — 0.7%
Ada & Canyon Counties Joint School District No. 2 Meridian, GO, 5.00%, 8/15/15 (a)	5,000	5,442,300
Illinois — 7.2%
City of Chicago Illinois O’Hare International Airport, Refunding GARB, AMT:
3rd Lien, Series A-2 (AGM), 5.25%, 1/01/14	5,000	5,081,700
Senior Lien, Series B, 5.00%, 1/01/22	7,500	8,109,675
Illinois Finance Authority, Refunding RB, Primary Health Care Centers Program, 5.90%, 7/01/14	115	114,815
Municipal Bonds	Par (000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (NPFGC), 5.70%, 6/15/23 (e)	$3,000	$2,619,060
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	4,500	4,914,585
6.25%, 6/01/24	3,000	3,234,840
State of Illinois, GO, Refunding:
5.00%, 1/01/18	2,000	2,183,540
5.00%, 8/01/21	10,000	10,392,800
(AGM), 5.00%, 8/01/20	15,400	16,573,634

		53,224,649
Indiana — 2.0%
City of Whiting Indiana, RB, BP Products North America, Remarketed, Pollution Control, 5.25%, 1/01/21	3,200	3,682,208
Indiana Bond Bank, RB, Series A, 5.00%, 10/15/17	2,000	2,224,260
Indiana Finance Authority, Refunding RB:
Marquette Project, 4.00%, 3/01/22	2,650	2,503,163
U.S. Steel Corp. Project, 6.00%, 12/01/19	3,000	3,002,760
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series K, 5.00%, 6/01/24	3,000	3,175,890

		14,588,281
Iowa — 1.4%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	5,320	4,992,714
5.50%, 12/01/22	2,500	2,285,625
Iowa Higher Education Loan Authority, RB, Private College Facility, Buena Vista University:
5.00%, 4/01/20	600	670,746
5.00%, 4/01/21	625	695,462
5.25%, 4/01/22	660	734,738

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2013	3

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, Upper Iowa University Project, 5.00%, 9/01/20	$1,000	$1,084,470

		10,463,755
Kansas — 0.5%
Kansas Development Finance Authority, RB, Health Facilities, KU Health System, Series H:
5.00%, 3/01/23	750	798,098
5.00%, 3/01/24	650	685,438
Kansas Development Finance Authority, Refunding RB:
Adventist Health System/Sunbelt Obligated Group, Series C, 5.00%, 11/15/23	500	542,305
Sisters of Charity of Leavenworth Health System, Series A, 4.00%, 1/01/22	1,325	1,352,480

		3,378,321
Kentucky — 1.6%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 5.25%, 6/01/23	2,350	2,446,984
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	2,000	2,219,340
Lexington-Fayette Urban County Government Public Facilities Corp., Refunding LRB, Eastern State Hospital Project, Series A, 5.00%, 6/01/24	6,690	7,086,784

		11,753,108
Louisiana — 2.6%
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 5.63%, 5/01/21	855	878,760
Louisiana Stadium & Exposition District, Refunding RB, Senior Series A, 5.00%, 7/01/22	1,000	1,094,840
Louisiana State Citizens Property Insurance Corp., Refunding RB:
5.00%, 6/01/24	2,000	2,098,360
Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana State Citizens Property Insurance Corp., Refunding RB (concluded):
(AGM), 5.00%, 6/01/24	$8,750	$9,278,587
New Orleans Aviation Board Louisiana, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 1/01/23	250	279,523
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 5/15/23	5,000	5,428,050

		19,058,120
Maryland — 0.2%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	250	259,438
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	1,026,330

		1,285,768
Massachusetts — 1.0%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, Series L, 5.00%, 7/01/20	900	1,021,491
Massachusetts Port Authority, RB, Delta Air Lines, Inc. Project, Series A, AMT (AMBAC):
5.50%, 1/01/14	2,500	2,498,675
5.50%, 1/01/15	4,000	3,991,520

		7,511,686
Michigan — 3.6%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.00%, 7/01/23	2,000	1,869,780
County of Wayne Michigan Airport Authority, Refunding ARB, Series A, AMT (AGM), 4.00%, 12/01/20	11,690	11,989,264
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.00%, 10/15/23	5,000	5,409,550
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/20	1,000	1,078,520

4	BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2013

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan State Hospital Finance Authority, Refunding RB (concluded):
Henry Ford Health System, 5.25%, 11/15/24	$2,600	$2,686,996
McLaren Health Care, Series A, 5.25%, 5/15/16	1,000	1,104,770
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital Obligated Group, Series W, 6.25%, 8/01/23	2,000	2,036,920

		26,175,800
Minnesota — 1.1%
State of Minnesota, Refunding RB, Appropriation, Series B, 5.00%, 3/01/24	7,500	8,406,225
Missouri — 0.7%
Missouri Development Finance Board, Refunding RB, Nelson Gallery Foundation, Series A, 5.00%, 12/01/23	1,000	1,111,070
Missouri State Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.00%, 2/01/24	3,000	3,034,290
Missouri State Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/23	1,115	1,218,762

		5,364,122
Montana — 0.2%
Montana Facility Finance Authority, Refunding RB, Sisters of Charity of Leavenworth Health System, Series B, 5.00%, 1/01/24	1,125	1,184,141
Nebraska — 0.4%
Central Plains Energy Project, RB, Gas Project No. 3, 5.00%, 9/01/22	2,450	2,601,288
Nevada — 0.7%
County of Clark Nevada, Refunding, Special Assessment, Special Improvement District No. 142, Mountain’s Edge:
4.00%, 8/01/22	1,845	1,681,238
4.00%, 8/01/23	1,200	1,078,308
Municipal Bonds	Par (000)	Value
Nevada (concluded)
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	$1,700	$1,773,338
Las Vegas Special Improvement District 607, Refunding, Special Assessment, Local Improvement:
5.00%, 6/01/23	450	444,163
5.00%, 6/01/24	325	320,697

		5,297,744
New Jersey — 9.5%
City of Newark New Jersey, GO, Refunding, Series A, 4.00%, 10/01/22	1,050	1,073,887
Essex County Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20	1,500	1,635,990
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 4.88%, 9/15/19	8,815	8,551,520
Patterson Charter School for Science and Technology Inc. Project, Series A, 5.00%, 7/01/22	630	622,875
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/22	2,000	2,113,500
Cigarette Tax, 5.00%, 6/15/23	990	1,033,600
New Jersey American Water Co., Inc. Project, Series C, AMT, 5.10%, 6/01/23	2,000	2,130,700
School Facilities Construction, Series AA, 4.25%, 12/15/24	1,000	1,021,810
School Facilities Construction, Series K (AMBAC), 5.25%, 12/15/20	2,375	2,719,066
School Facilities Construction, Series NN, 5.00%, 3/01/23	8,000	8,850,960
New Jersey Educational Facilities Authority, Refunding RB:
New Jersey Institute of Technology, Series H, 4.00%, 7/01/25	2,260	2,259,955
University of Medicine & Dentistry, Series B, 6.50%, 6/01/19 (a)	2,000	2,495,980
New Jersey Health Care Facilities Financing Authority, RB, Robert Wood Johnson University Hospital, Series A, 5.00%, 7/01/22 (f)	1,010	1,099,819

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2013	5

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB:
CAB, St. Barnabas Health, Series B (NPFGC), 5.24%, 7/01/23 (b)	$2,720	$1,635,346
Holy Name Medical Center, 4.00%, 7/01/17	2,000	2,107,920
Holy Name Medical Center, 4.25%, 7/01/18	780	827,549
Meridian Health System Obligated Group, 5.00%, 7/01/21	2,000	2,206,160
St. Barnabas Health, Series A, 4.50%, 7/01/22	2,450	2,515,856
St. Barnabas Health, Series A, 4.63%, 7/01/23	3,500	3,580,675
St. Barnabas Health, Series A, 5.00%, 7/01/24	1,000	1,039,400
New Jersey Higher Education Student Assistance Authority, Refunding RB, Student Loan, Series 1A:
4.50%, 12/01/20	1,870	1,992,017
4.75%, 12/01/21	560	590,229
New Jersey State Turnpike Authority, Refunding RB, Series B, 5.00%, 1/01/22	8,000	8,909,680
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AMBAC), 4.89%, 12/15/24 (b)	3,850	2,232,076
Series A, 5.25%, 6/15/24	800	871,608
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.50%, 12/15/23	1,350	1,545,952
Newark Housing Authority, Refunding RB, Additional Newark Redevelopment Project (NPFGC), 5.25%, 1/01/24	1,430	1,496,095
South Jersey Transportation Authority LLC, Refunding RB, Transportation System, Series A, 5.00%, 11/01/23	1,250	1,370,037
State of New Jersey, GO, Refunding, Series O, 5.25%, 8/01/21	1,000	1,165,460

		69,695,722
Municipal Bonds	Par (000)	Value
New Mexico — 0.1%
New Mexico State University, Refunding RB, Series B, 5.00%, 4/01/23	$650	$743,334
New York — 16.4%
City of New York New York, GO, Fiscal 2014:
Sub-Series A-1, 5.00%, 10/01/22	5,000	5,697,200
Sub-Series I-1, 5.13%, 4/01/25	845	924,844
City of New York New York, GO, Refunding:
Fiscal 2013, Series J, 5.00%, 8/01/23	5,000	5,670,200
Series B, 5.00%, 8/01/21	5,000	5,733,050
Series B, 5.00%, 8/01/22	7,000	7,969,430
Series B, 5.00%, 8/01/23	10,000	11,224,700
County of Suffolk New York Water Authority, Refunding RB, 3.00%, 6/01/25	1,470	1,355,384
Dutchess County Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM):
5.00%, 7/01/21	535	588,874
5.00%, 7/01/22	510	551,953
5.25%, 7/01/25	895	949,488
Essex County Industrial Development Agency, Refunding RB, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/23	2,300	2,325,599
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/25	500	531,785
Series B (AGM), 5.00%, 11/15/23	1,865	2,064,182
Series H, 5.00%, 11/15/23	3,820	4,182,174
Sub-Series B-1, Remarketed, 5.00%, 11/15/24	1,835	2,019,161
Sub-Series B-2, 5.00%, 11/15/22	5,000	5,560,900
Sub-Series B-2, 5.00%, 11/15/23	2,620	2,846,342
Sub-Series B-4, Remarketed, 5.00%, 11/15/24	1,200	1,320,432
Metropolitan Transportation Authority, Refunding RB:
Dedicated Tax Fund, Series B, 5.25%, 11/15/25	1,500	1,663,725
Series D, 5.25%, 11/15/23	3,540	3,881,610
Series F, 5.00%, 11/15/22	4,575	5,111,098

6	BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2013

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Monroe County Industrial Development Corp., Refunding RB, Rochester General Hospital Project, Series B, 4.00%, 12/01/24	$1,005	$976,076
New York City Industrial Development Agency, Refunding RB, AMT:
Terminal One Group Association Project, 5.50%, 1/01/21 (g)	1,500	1,620,270
Transportation Infrastructure Properties LLC, Series A, 5.00%, 7/01/22	1,750	1,708,385
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	865	978,073
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	175	190,811
Convent of the Sacred Heart (AGM), 5.00%, 11/01/19	555	638,000
Convent of the Sacred Heart (AGM), 5.00%, 11/01/20	405	464,324
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	500	533,350
New York State Association for Retarded Children, Inc., Series A, 5.30%, 7/01/23	550	588,781
New York University Hospitals Center, Series A, 5.00%, 7/01/22	1,725	1,868,503
New York University Hospitals Center, Series A, 5.13%, 7/01/23	1,665	1,793,005
University of Rochester, Series E, 4.00%, 7/01/24	1,015	1,026,033
New York State Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 3.00%, 7/01/20	965	936,446
Miriam Osborn Memorial Home Association, 3.13%, 7/01/21	1,950	1,850,043
Mount Sinai Hospital Obligated Group, Series A, 4.25%, 7/01/23	750	764,010
Mount Sinai Hospital Obligated Group, Series A, 5.00%, 7/01/26	750	781,222
Municipal Bonds	Par (000)	Value
New York (concluded)
New York State Dormitory Authority, Refunding RB (concluded):
North Shore-Long Island Jewish Obligated Group, Series E, 5.00%, 5/01/22	$1,000	$1,071,010
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24	1,000	876,750
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project:
5.00%, 12/01/20	1,500	1,605,225
Special Project, Series 6, AMT (NPFGC), 6.25%, 12/01/13	2,000	2,012,340
Port Authority of New York & New Jersey, Refunding ARB, Consolidated AMT:
152nd Series, 5.00%, 11/01/23	2,000	2,112,520
172nd Series, 4.00%, 10/01/21	9,730	10,185,072
Triborough Bridge & Tunnel Authority, Refunding RB, Sub-Series A, 5.00%, 11/15/23	3,000	3,357,750
United Nations Development Corp., Refunding RB, Series A, 4.25%, 7/01/24	1,200	1,227,036
Westchester County Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A:
5.00%, 11/01/23	5,685	6,030,762
5.00%, 11/01/24	2,730	2,864,125

		120,232,053
North Carolina — 0.5%
North Carolina Medical Care Commission, RB, Retirement Facilities, First Mortgage, Galloway Ridge Project, Series A:
4.13%, 1/01/17	200	196,296
4.30%, 1/01/18	555	542,396
4.50%, 1/01/19	520	506,735
4.75%, 1/01/21	270	261,052
5.00%, 1/01/22	290	281,706
North Carolina Medical Care Commission, Refunding RB, Health Care Facilities, Vidant Health, Series A, 5.00%, 6/01/22	1,595	1,728,996

		3,517,181

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2013	7

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 1.3%
County of Hamilton Ohio, RB, Christ Hospital Project:
5.25%, 6/01/22	$2,000	$2,154,020
5.25%, 6/01/23	1,500	1,594,770
State of Ohio, RB, Infrastructure Project, Series 1:
5.00%, 12/15/22	2,840	3,184,180
5.00%, 12/15/23	2,500	2,776,450

		9,709,420
Oklahoma — 0.9%
Canadian County Educational Facilities Authority, RB, Mustang Public Schools Project, 4.00%, 9/01/22	2,810	2,855,550
County of Tulsa Oklahoma Industrial Authority Education Facilities, RB, Broken Arrow Public School, 4.00%, 9/01/22	2,300	2,351,819
Oklahoma County Finance Authority, Refunding RB, Epworth Villa Project, Series A, 5.00%, 4/01/23	1,050	1,038,933

		6,246,302
Oregon — 2.3%
City of Madras Oregon, GO, Refunding, 4.00%, 2/15/24	745	719,782
Clackamas County School District No. 7J Lake Oswego, GO, Refunding (AGM), 5.25%, 6/01/20	1,990	2,330,827
Klamath County School District, GO:
5.50%, 6/15/22	1,155	1,356,779
5.50%, 6/15/23	1,315	1,545,046
Oregon Department of Transportation, RB, Series A, 5.00%, 11/15/16 (a)	5,000	5,665,100
Oregon Health & Science University, Refunding RB, Series A, 5.00%, 7/01/22	4,000	4,507,680
Oregon State Facilities Authority, HRB, Southern Oregon University Project (AGM), 4.00%, 7/01/23	200	199,836
State of Oregon Housing & Community Services Department, RB, S/F Mortgage Program, Series B, AMT, 4.50%, 1/01/23	770	777,569

		17,102,619
Municipal Bonds	Par (000)	Value
Pennsylvania — 2.6%
City of Philadelphia Pennsylvania, GO, Refunding, Series A (AGC), 5.00%, 8/01/24	$2,000	$2,096,000
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 6/15/21	7,820	8,459,442
County of Montgomery Pennsylvania IDA, Refunding RB, Acts Retirement-Life Communities, 5.00%, 11/15/23	1,200	1,214,604
Pennsylvania HFA, RB, S/F Mortgage, Series 103-C, 4.38%, 4/01/18	1,160	1,237,128
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B, 5.25%, 6/01/24	3,400	3,604,612
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series A (AGC), 6.00%, 7/01/26	2,475	2,681,390

		19,293,176
Puerto Rico — 1.0%
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	2,000	2,232,920
Puerto Rico Infrastructure Financing Authority, RB, Special Tax Bonds, Series B, 5.00%, 7/01/18	2,250	2,161,170
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series F (NPFGC), 5.25%, 7/01/17	3,000	2,972,670

		7,366,760
Rhode Island — 0.7%
City of Providence Rhode Island, GO, Series A:
5.00%, 1/15/21	705	759,990
5.00%, 1/15/22	1,350	1,441,814
Rhode Island Clean Water Finance Agency, RB, Revolving Fund, Pooled Loan Issue, Series A, 5.00%, 10/01/24	2,000	2,247,020
Rhode Island Housing & Mortgage Finance Corp., RB, Homeownership Opportunity, S/F Housing, Series 57-B, AMT, 5.15%, 4/01/22	1,000	1,019,030

		5,467,854

8	BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2013

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina — 0.7%
County of Richland South Carolina, Refunding RB, International Paper Co. Project, AMT, 6.10%, 4/01/23	$4,115	$4,014,923
South Carolina Jobs EDA, Refunding RB, Palmetto Health Alliance, Series A (AGM):
5.25%, 8/01/22	220	238,489
5.25%, 8/01/23	200	214,052
5.50%, 8/01/24	600	644,988
5.50%, 8/01/25	305	323,831

		5,436,283
South Dakota — 0.8%
Educational Enhancement Funding Corp., Refunding RB, Series B:
5.00%, 6/01/23	1,000	1,097,000
5.00%, 6/01/24	1,350	1,455,988
South Dakota Health & Educational Facilities Authority, Refunding RB, Regional Health, 4.25%, 9/01/24	3,500	3,539,445

		6,092,433
Tennessee — 0.8%
Johnson City Health & Educational Facilities Board, Refunding RB, Appalachian Christian Village Project, 4.00%, 2/15/23	400	380,712
Memphis-Shelby County Sports Authority, Inc., Refunding RB:
Memphis Arena Project, Series A, 5.25%, 11/01/25	890	938,612
Memphis Arena Project, Series A, 5.25%, 11/01/27	750	778,050
Series B, AMT, 5.75%, 7/01/23	3,170	3,456,251

		5,553,625
Texas — 8.8%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	3,730	3,870,994
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, Series A, 5.00%, 1/01/23	500	498,125
Subordinate Lien, 5.00%, 1/01/23	500	487,235
City of Brownsville Texas Utilities System, Refunding RB, Series A, 5.00%, 9/01/24	3,755	4,095,428
Municipal Bonds	Par (000)	Value
Texas (continued)
City of Corpus Christi Texas Utility System, RB, Junior Lien, 5.00%, 7/15/23	$1,580	$1,749,961
City of Houston Texas, Refunding RB, Convention Center & Entertainment Facilities, Series A, 5.00%, 9/01/23	1,790	1,896,451
City of Houston Texas Airport System, Refunding ARB, Subordinate Lien, Series A, AMT:
5.00%, 7/01/23	3,500	3,766,245
5.00%, 7/01/23	5,000	5,421,250
City of San Antonio Texas Airport System, ARB, AMT (AGM), 5.25%, 7/01/19	3,055	3,396,274
City of San Antonio Texas Airport System, Refunding ARB, Passenger Facility Charges, AMT, 5.00%, 7/01/23	1,000	1,051,350
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 3.75%, 8/15/22	1,500	1,381,230
Dallas-Fort Worth International Airport, Refunding ARB, Joint Improvement, Series C, 5.00%, 11/01/22	1,770	1,937,159
Dallas-Fort Worth International Airport Facilities Improvement Corp., ARB, Joint Improvement, Series 2001-A-1, AMT, 6.15%, 1/01/16	2,145	2,103,108
Harris County Cultural Education Facilities Finance Corp., Refunding RB, First Mortgage, Brazos Presbyterian Homes, Inc. Project, 4.00%, 1/01/23	1,325	1,181,847
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT, 5.00%, 11/01/22	2,250	2,311,492
Lower Colorado River Authority, Refunding RB, Series A, 5.00%, 5/15/23	5,015	5,541,425
Red River Health Facilities Development Corp., MRB, Eden Home, Inc. Project, Nursing Homes Retirement Facilities, 5.63%, 12/15/22	2,570	2,466,095
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Scott & White Healthcare, Series A, 5.00%, 8/15/22	1,000	1,100,470

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2013	9

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/22	$16,000	$16,912,800
Texas State Turnpike Authority, RB, CAB, 1st Tier, Series A (AMBAC), 5.10%, 8/15/24 (b)	6,600	3,800,874

		64,969,813
Utah — 0.4%
County of Utah Utah, Refunding RB, US Steel Corp. Project, 5.38%, 11/01/15	3,000	2,990,370
Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency, Refunding RB, Middlebury College Project, Series B, 5.00%, 11/01/23	1,000	1,131,530
Virginia — 1.0%
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A, 4.00%, 7/01/22	1,320	1,183,670
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes:
3.38%, 6/01/20	1,000	936,510
5.00%, 6/01/22	625	635,588
5.00%, 6/01/23	420	422,927
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.00%, 3/01/23	1,000	887,400
Fredericksburg Virginia EDA, Refunding RB, MediCorp Health System Obligation, 5.00%, 6/15/17	1,550	1,672,280
Shops at White Oak Village Community Development Authority, Special Assessment, 5.30%, 3/01/17	1,720	1,811,951

		7,550,326
West Virginia — 0.8%
West Virginia Hospital Finance Authority, Refunding RB, Improvement Bonds, Charleston, Series A:
5.13%, 9/01/23	1,000	1,048,630
5.50%, 9/01/25	2,000	2,029,920
Municipal Bonds	Par (000)	Value
West Virginia (concluded)
West Virginia University, RB, West Virginia University Projects, Series B, 5.00%, 10/01/22	$2,500	$2,801,300

		5,879,850
Wisconsin — 0.9%
Public Finance Authority, Transportation Infrastructure Properties LLC, Refunding ARB, Senior Series B, AMT, 5.00%, 7/01/22	7,000	6,965,000
Total Municipal Bonds — 94.1%		691,434,369

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
Florida — 1.6%
State of Florida, GO, Refunding, Department of Transportation, Bridge Construction, Series B, 5.00%, 7/01/22	10,285	11,828,054
New York — 5.3%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/24	5,010	5,479,738
City of New York New York, GO:
Sub-Series B-1, 5.25%, 9/01/22	1,000	1,127,550
Sub-Series I-1, 5.50%, 4/01/21	2,009	2,308,971
New York State Urban Development Corp., Refunding RB, Service Contract, Series B, 5.00%, 1/01/21	1,469	1,643,282
Port Authority of New York & New Jersey, RB, Consolidated, Series 169, AMT, 5.00%, 10/15/21	12,170	13,677,863
Triborough Bridge & Tunnel Authority, Refunding RB, General, MTA Bridges & Tunnels, Series B, 5.00%, 11/15/22	13,000	14,851,850

		39,089,254

10	BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2013

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
Texas — 1.2%
City of Houston Texas, Refunding RB, GO, Public Improvement, Series A, 5.00%, 3/01/22	$7,500	$8,538,300
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 8.1%		59,455,608
Total Long-Term Investments (Cost — $768,788,881) — 102.2%		750,889,977
Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (i)(j)	12,062,437	$12,062,437
Total Short-Term Securities (Cost — $12,062,437) — 1.6%		12,062,437
Total Investments (Cost — $780,851,318*) — 103.8%		762,952,414
Other Assets Less Liabilities — 0.8%		5,903,860
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.6%)		(33,855,998)

Net Assets — 100.0%		$735,000,276

*	As of August 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$747,316,556

Gross unrealized appreciation	$13,245,272
Gross unrealized depreciation	(31,456,892)

Net unrealized depreciation	$(18,211,620)

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2013	11

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund

Notes to Schedule of investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(d)	Non-income producing security.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
J.P. Morgan Securities LLC	$1,099,819	$(81)

(g)	Variable rate security. Rate shown is as of report date.

(h)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Investments in issuers considered to be an affiliate of the Fund during the period ended August 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2013	Net Activity	Shares Held at August 31, 2013	Income
FFI Institutional Tax-Exempt Fund	9,744,786	2,317,651	12,062,437	$1,506

(j)	Represents the current yield as of report date.

12	BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2013

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	BARB	Building Aid Revenue Bonds
	CAB	Capital Appreciation Bonds
	COP	Certificates of Participation
	EDA	Economic Development Authority
	EDC	Economic Development Corp.
	GARB	General Airport Revenue Bonds
	GO	General Obligation Bonds
	HFA	Housing Finance Agency
	HRB	Housing Revenue Bonds
	IDA	Industrial Development Authority
	LRB	Lease Revenue Bonds
	MRB	Mortgage Revenue Bonds
	NPFGC	National Public Finance Guarantee Corp.
	RB	Revenue Bonds
	S/F	Single Family

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2013	13

Schedule of Investments (concluded)	BlackRock Intermediate Municipal Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of August 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$750,889,977	—	$750,889,977
Short-Term Securities	$12,062,437	—	—	12,062,437

Total	$12,062,437	$750,889,977	—	$762,952,414

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of August 31, 2013, TOB trust certificates of $33,847,478 are categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended August 31, 2013.

14	BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: October 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: October 25, 2013